Other capital reserve - Changes in Restricted Stock Unit Plan (Details)	12 Months Ended
	Mar. 31, 2019 INR (₨) EquityInstruments	Mar. 31, 2018 INR (₨) EquityInstruments	Mar. 31, 2017 INR (₨) EquityInstruments	Mar. 31, 2019 USD ($) EquityInstruments	Mar. 31, 2019 INR (₨) EquityInstruments
Minimum
Valuation inputs
Risk-free interest rate	2.00%
Expected volatility	35.00%
Expected life of RSUs	0 years
Maximum
Valuation inputs
Risk-free interest rate	2.50%
Expected volatility	37.00%
Expected life of RSUs	4 years
2016 Plan (RSU) | RSUs
Number of shares
Number of RSU's outstanding at the beginning of the year	547,390	0
Granted during the year		603,792
Forfeited during the year	13,124	6,535
Expired during the year	3,645	283
Vested during the year	249,735	49,584
Number of RSU's outstanding at the end of the year	280,886	547,390	0
Vested and not exercised				263,115	263,115
Weighted average remaining contractual life	1 year 11 days
Exercise price | ₨		₨ 0			₨ 0
Share based compensation cost | ₨	₨ 159,857,000	₨ 88,829,000	₨ 0
Valuation inputs
Weighted average Fair value of ordinary share at the measurement date | $				$ 6.68
Expected life of RSUs		5 months 12 days
Dividend Yield	0.00%